Operating Lease Liabilities - Maturity Analysis of The Undiscounted Cash Flows of The Company's Operating Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating Lease Liabilities [Abstract]
One year	$ 398	$ 1,572
Two years	181	1,300
Three years	181	1,144
Four years	181	1,144
Five years	0	1,144
Six years and thereafter	0	1,222
Total undiscounted operating lease commitments	941	7,526
Less: Discount adjustment	(38)	(1,018)
Total operating lease liabilities	903	6,508
Less: current portion	(381)	(1,276)
Operating lease liabilities, non-current portion	$ 522	$ 5,232